ACQUISITIONS AND DISPOSITION (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Summary of Consideration Transferred, Fair Value of Assets Acquired and Liabilities Assumed
The following summarizes the consideration transferred, fair value of assets acquired and liabilities assumed at the acquisition date:

Assets acquired	US$ MILLIONS
Investments	$3,460
Cash and cash equivalents	713
Accrued investment income	17
Value of business acquired	176
Reinsurance funds withheld	20
Premiums due and other receivables	332
Ceded unearned premiums	388
Deferred tax asset	54
Reinsurance recoverables	2,982
Property and equipment	85
Intangible assets	186
Other assets	166
Total assets acquired	8,579
Liabilities assumed
Policy and contract claims	5,526
Unearned premium reserve	986
Subsidiary borrowings	369
Other liabilities	451
Total liabilities assumed	7,332
Less: Non-controlling interest	137
Net assets acquired	1,110
Deferred gain on bargain purchase	$51
The valuation was finalized in the second quarter of 2023 as follows:

Assets acquired	US$ MILLIONS
Investments	$22,519
Cash and cash equivalents	1,021
Accrued investment income	101
Value of business acquired	555
Premiums due and other receivables	437
Ceded unearned premiums	45
Deferred tax assets	374
Reinsurance recoverables	410
Property and equipment	138
Intangible assets	51
Equity accounted investment	1,402
Investment properties	541
Other assets	296
Separate account assets	1,123
Total assets acquired	29,013
Liabilities assumed
Future policy benefits	5,304
Policyholders’ account balances	13,880
Policy and contract claims	1,706
Unearned premium reserve	1,073
Other policyholder funds	324
Notes payable	158
Other liabilities	449
Separate account liabilities	1,123
Total liabilities assumed	24,017
Less: Non-controlling interest	(10)
Net assets acquired	4,986
Goodwill	$121